Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity SAI Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Fund
Class Name	Fidelity® SAI Real Estate Fund
Trading Symbol	FSRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Real Estate Fund for the period September 4, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Fund A	$ 24	0.59%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,206,276,523
Holdings Count | shares	43
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,206,276,523
Number of Holdings	43
Portfolio TurnoverA	8%
A Amount not annualized
Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 30.9 Residential REITs 17.3 Industrial REITs 16.2 Retail REITs 15.6 Health Care REITs 10.6 Real Estate Management & Development 8.0 Hotel & Resort REITs 0.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 10.8 American Tower Corp 9.3 Equinix Inc 8.2 Welltower Inc 6.1 CBRE Group Inc Class A 4.8 Kimco Realty Corp 4.6 Ventas Inc 4.5 UDR Inc 4.0 Public Storage Operating Co 3.9 NNN REIT Inc 3.7 59.9